Acquisition of Hercules Container Carrier S.A. (M/V Hyundai Premium) - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended					3 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 26, 2013	Jun. 06, 2012	Mar. 20, 2013 Hercules Container Carrier S.A.	Dec. 31, 2013 Hercules Container Carrier S.A.	Dec. 31, 2013 Hercules Container Carrier S.A.	Mar. 20, 2013 Hercules Container Carrier S.A. - Cash	Mar. 20, 2013 Hercules Container Carrier S.A. - $350,000 Credit Facility Utilized	Mar. 20, 2013 Hercules Container Carrier S.A. - Part of net procceds used from the issuance of Partnership's Class B Convertible Preferred Units
Business Acquisition
Business acquisition financing	$ 363,038	$ 1,614	$ 27,003							$ 27,000	$ 36,279
Class B convertible preferred unit issued				9,100,000	15,555,554
Cash consideration for acquisition of vessel									1,721
Duration of above market acquired time charter						11 years 9 months 11 days
WACC used for calculation of above market acquired time charter								11.00%
Charter Revenues	116,520	84,012	98,517				7,181
Net income							$ 3,567